Loans Receivable and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2019
Loans Receivable and Allowance for Loan Losses [Abstract]
Composition of the Loan Portfolio

	December 31, 2019		December 31, 2018
Real Estate:
Residential	$229,781	24.9%	$235,523	27.7%
Commercial	391,327	42.3	374,790	44.1
Construction	17,732	1.9	17,445	2.0
Commercial, financial and agricultural	134,150	14.5	110,542	13.0
Consumer loans to individuals	151,686	16.4	112,002	13.2
Total loans	924,676	100.0%	850,302	100.0%

Deferred fees, net	(95)		(120)
Total loans receivable	924,581		850,182
Allowance for loan losses	(8,509)		(8,452)
Net loans receivable	$916,072		$841,730

Changes in the Accretable Yield for Purchased Credit-impaired Loans

	2019	2018
Balance at beginning of period	$29	$108
Additions	-	-
Accretion	(29)	(56)
Reclassification and other	-	(23)
Balance at end of period	$-	$29

Information Regarding Loans Acquired and Accounted for in Accordance With ASC 310-30

	December 31, 2019	December 31, 2018

Outstanding Balance	$793	$1,055
Carrying Amount	$696	$886

Summary of Amount of Loans in Each Category that were Individually and Collectively Evaluated for Impairment

	Real Estate Loans
				Commercial	Consumer
	Residential	Commercial	Construction	Loans	Loans	Total
	(In thousands)
December 31, 2019
Individually evaluated for impairment	$-	$2,144	$-	$-	$-	$2,144
Loans acquired with deteriorated credit quality	476	220	-	-	-	696
Collectively evaluated for impairment	229,305	388,963	17,732	134,150	151,686	921,836
Total Loans	$229,781	$391,327	$17,732	$134,150	$151,686	$924,676

	Real Estate Loans
				Commercial	Consumer
	Residential	Commercial	Construction	Loans	Loans	Total
	(In thousands)
December 31, 2018
Individually evaluated for impairment	$-	$1,319	$-	$-	$-	$1,319
Loans acquired with deteriorated credit quality	630	256	-	-	-	886
Collectively evaluated for impairment	234,893	373,215	17,445	110,542	112,002	848,097
Total Loans	$235,523	$374,790	$17,445	$110,542	$112,002	$850,302

Impaired Loans and Related Interest Income by Loan Portfolio Class

		Unpaid Principal
	Recorded	Principal	Associated
	Investment	Balance	Allowance
December 31, 2019		(in thousands)
With no related allowance recorded:
Real Estate Loans
Commercial	$143	$394	$-
Subtotal	143	394	-

With an allowance recorded:
Real Estate Loans
Commercial	2,001	2,001	417
Subtotal	2,001	2,001	417
Total:
Real Estate Loans
Commercial	2,144	2,395	417
Total Impaired Loans	$2,144	$2,395	$417

		Unpaid
	Recorded	Principal	Associated
	Investment	Balance	Allowance

December 31, 2018	(In thousands)
With no related allowance recorded:
Real Estate Loans
Commercial	$1,319	$1,747	$-
Subtotal	1,319	1,747	-

Total:
Real Estate Loans
Commercial	1,319	1,747	-
Total Impaired Loans	$1,319	$1,747	$-

The following information for impaired loans is presented for the years ended December 31, 2019 and 2018:

	Average Recorded	Average Recorded		Interest Income
		Investment		Recognized
	2019		2018	2019	2018
	(In thousands)
Total:
Real Estate Loans
Commercial		$1,036	$1,220	$233	$67
Total Loans		$1,036	$1,220	$233	$67

Classes of the Loan Portfolio Summarized by the Aggregate Risk Rating

		Special
	Pass	Mention	Substandard	Doubtful	Loss	Total
December 31, 2019
Commercial real estate loans	$376,109	$12,268	$2,950	$-	$-	$391,327
Commercial	133,695	248	207	-	-	134,150
Total	$509,804	$12,516	$3,157	$-	$-	$525,477

		Special
	Pass	Mention	Substandard	Doubtful	Loss	Total
December 31, 2018
Commercial real estate loans	$360,838	$7,918	$6,034	$-	$-	$374,790
Commercial	109,966	82	494	-	-	110,542
Total	$470,804	$8,000	$6,528	$-	$-	$485,332

For residential real estate loans, construction loans and consumer loans, the Company evaluates credit quality based on the performance of the individual credits. Nonperforming loans include loans that have been placed on nonaccrual status and loans remaining in accrual status on which the contractual payment of principal and interest has become 90 days past due.

The following table presents the recorded investment in the loan classes based on payment activity as of December 31, 2019 and December 31, 2018 (in thousands):

	Performing	Nonperforming	Total
December 31, 2019
Residential real estate loans	$229,214	$567	$229,781
Construction	17,732	-	17,732
Consumer loans to individuals	151,607	79	151,686
Total	$398,553	$646	$399,199

	Performing	Nonperforming	Total
December 31, 2018
Residential real estate loans	$234,725	$798	$235,523
Construction	17,445	-	17,445
Consumer loans to individuals	112,002	-	112,002
Total	$364,172	$798	$364,970

Loan Portfolio Summarized by the Past Due Status

	Current	31-60 Days Past Due	61-90 Days Past Due	Greater than 90 Days Past Due and still accruing	Non-Accrual	Total Past Due and Non-Accrual	Total Loans
December 31, 2019
Real Estate loans
Residential	$228,242	$727	$245	$-	$567	$1,539	$229,781
Commercial	388,117	176	2,935	-	99	3,210	391,327
Construction	17,695	-	37	-	-	37	17,732
Commercial loans	134,018	82	-	-	50	132	134,150
Consumer loans	151,309	233	65	-	79	377	151,686
Total	$919,381	$1,218	$3,282	$-	$795	$5,295	$924,676

	Current	31-60 Days Past Due	61-90 Days Past Due	Greater than 90 Days Past Due and still accruing	Non-Accrual	Total Past Due and Non-Accrual	Total Loans
December 31, 2018
Real Estate loans
Residential	$234,201	$373	$151	$-	$798	$1,322	$235,523
Commercial	372,617	1,043	788	-	342	2,173	374,790
Construction	17,445	-	-	-	-	-	17,445
Commercial loans	110,191	320	31	-	-	351	110,542
Consumer loans	111,796	171	35	-	-	206	112,002
Total	$846,250	$1,907	$1,005	$-	$1,140	$4,052	$850,302

Allowance for Loan Losses and Recorded Investment in Financing Receivables

The following table presents the allowance for loan losses by the classes of the loan portfolio:

(In thousands)	Residential Real Estate	Commercial Real Estate	Construction	Commercial	Consumer	Total
Beginning balance, December 31, 2018	$1,328	$5,455	$93	$712	$864	$8,452
Charge Offs	(102)	(627)	-	(284)	(420)	(1,433)
Recoveries	24	125	-	48	43	240
Provision for loan losses	302	(266)	2	473	739	1,250
Ending balance, December 31, 2019	$1,552	$4,687	$95	$949	$1,226	$8,509
Ending balance individually evaluated for impairment	$-	$417	$-	$-	$-	$417
Ending balance collectively evaluated for impairment	$1,552	$4,270	$95	$949	$1,226	$8,092

(In thousands)	Residential Real Estate	Commercial Real Estate	Construction	Commercial	Consumer	Total
Beginning balance, December 31, 2017	$1,272	$5,265	$90	$463	$544	$7,634
Charge Offs	(197)	(283)	-	(246)	(263)	(989)
Recoveries	9	33	-	8	32	82
Provision for loan losses	244	440	3	487	551	1,725
Ending balance, December 31, 2018	$1,328	$5,455	$93	$712	$864	$8,452
Ending balance individually evaluated for impairment	$-	$-	$-	$-	$-	$-
Ending balance collectively evaluated for impairment	$1,328	$5,455	$93	$712	$864	$8,452